Mergers, Acquisitions and Divestitures (Details) $ in Millions			3 Months Ended		9 Months Ended
	Jul. 27, 2026 USD ($) Customer shares	Oct. 26, 2025 Rate	Sep. 30, 2026 USD ($) Customer shares	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) Customer shares	Sep. 30, 2025 USD ($)	Jun. 01, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 09, 2021 USD ($)
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Consideration transferred					$ 116
Debt instrument, face amount			$ 148		148
Interest income			$ 3	$ 23	$ 18	$ 67
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less), and Goodwill							$ 319
Common stock, shares issued (in shares) | shares			204,242,057		204,242,057			200,605,170
Goodwill			$ 1,307		$ 1,307		$ 126	$ 1,156
Disposal Group, Disposed of by Sale | Homeowner Services Group
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Consideration									$ 1,275
Interest income			20	$ 20	9	$ 60
Disposal Group, Disposed of by Sale | Homeowner Services Group | Secured Seller Promissory Note
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Debt instrument, face amount									$ 795
Interest rate									10.00%
New Jersey American Water
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Assets					117
Liabilities			$ 29		$ 29
Water and Wastewater Services
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Number of customers | Customer			34,000		34,000
Essential Utilities, Inc.
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Merger transaction, share exchange ratio | Rate		30.50%
Merger related costs			$ 6		$ 15
GCW Acquisition
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Total consideration for business combination	$ 46
Common stock, shares issued (in shares) | shares	350,652
Business Combination Number Of Customers Attained | Customer	15,500
Goodwill	$ 28